Employee Cost - Summary of Change in Plan Assets for Defined Benefit Provident Fund Plan (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	$ 157.3	₨ 12,918.1	₨ 12,313.1
Acquisition Adjustment	0.7	59.7	(26.5)
Interest income	(11.6)	(956.0)	(831.2)
Return on plan assets excluding amounts included in interest income	0.1	11.0	110.1
End of the year	184.1	15,129.7	12,918.1
Defined Benefit Provident Fund Plan [Member]
Disclosure of defined benefit plans [line items]
Interest income	0.0	2.7	55.5
Return on plan assets excluding amounts included in interest income	0.4	29.9	(2,322.1)
Defined Benefit Provident Fund Plan [Member] | Plan assets [member]
Disclosure of defined benefit plans [line items]
Beginning of the year	505.5	41,534.6	44,702.1
Acquisition Adjustment	0.0	0.0	(8,042.8)
Transfer in / Transfer out	0.2	12.9	0.0
Interest income	1.0	85.8	3,509.2
Return on plan assets excluding amounts included in interest income	(0.4)	(29.9)	2,322.1
Contributions (employer and employee)	1.4	114.1	4,190.3
Benefits paid	(0.7)	(55.3)	(3,173.0)
Balance transferred to government managed provident fund	(491.2)	(40,362.6)	(1,973.3)
End of the year	$ 15.8	₨ 1,299.6	₨ 41,534.6